DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION - Description of the Transaction and Loss of Control (Details)	6 Months Ended
Jun. 30, 2026
THI
DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION
Percentage of interest held	70.00%